Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-40210
Entity Registrant Name	Tuya Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10/F, Building A, Huace Center
Entity Address, Address Line Two	Xihu District
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310012
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001829118
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
American depositary share
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ADS represents one Class A ordinary share, par value US$0.00005 per share
Trading Symbol	TUYA
Security Exchange Name	NYSE
Common Class A
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00005 per share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	491,846,560
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	79,400,000
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Yao (Jessie) Liu
Entity Address, Address Line One	10/F, Building A, Huace Center
Entity Address, Address Line Two	Xihu District
Entity Address, City or Town	Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310012
City Area Code	0571
Local Phone Number	86915981
Contact Personnel Email Address	ir@tuya.com